Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of operating leases

(in thousands)	Operating Leases
Year 2024	$197
Year 2025	174
Year 2026	59
Total lease payments	430
Less: Imputed interest	(39)
Present value of lease liabilities	$391

(in thousands)	Operating Leases
Year 2024	$315
Year 2025	177
Year 2026	60
Total lease payments	552
Less: Imputed interest	(47)
Present value of lease liabilities	$505